SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of share-based payment arrangements [Abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS

	US Dollars
Figures in millions	2022	2021	2020
Equity-settled share incentive schemes
Deferred Share Plan (DSP)	18	22	14
Other	—	—	2
Total share-based payment expense (note 8)	18	22	16
Equity-settled incentive schemes

Previous equity schemes with outstanding awards exercisable include the Bonus Share Plan (BSP) and Long Term Incentive Plan (LTIP). The Deferred Share Plan (DSP) replaced all previous AngloGold Ashanti incentive schemes.

Bonus Share Plan (BSP)

Award date (unexercised awards)	2018
Calculated fair value	R	119.14
Vesting date 50%	22 Feb 2019
Vesting date 50%	22 Feb 2020
Expiry date	22 Feb 2028

	Number of shares
	2022	2021	2020
Awards outstanding at beginning of year	849,683	1,005,977	2,141,415
Awards lapsed during the year	(3,581)	—	—
Awards exercised during the year	(219,580)	(156,294)	(1,135,438)
Awards outstanding and exercisable at end of year	626,522	849,683	1,005,977

No cash awards were granted under the bonus share plan at year end 31 December 2022 (2021: nil; 2020: nil) and no cash awards vested or were deemed settled for the year ended 31 December 2022 (2021: nil; 2020: 12,295).
Deferred Share Plan (DSP)
The DSP was implemented with effect from 1 January 2018, with the first awards for the scheme allocated in March 2019. This represents a single scheme under which share awards will be allocated to certain employees from 2019 onwards, vesting equally over a period of 2, 3 and 5 years depending on the level of seniority of the participant.

Award date (unvested awards and awards vested during the year)	2022		2021		2020
Calculated fair value	R	335.04	R	308.97	R	325.97

DSP 2 year
Vesting date 50%	24 Feb 2023		24 Feb 2022		25 Feb 2021
Vesting date 50%	24 Feb 2024		24 Feb 2023		25 Feb 2022

DSP 3 year
Vesting date 33%	24 Feb 2023		24 Feb 2022		25 Feb 2021
Vesting date 33%	24 Feb 2024		24 Feb 2023		25 Feb 2022
Vesting date 34%	24 Feb 2025		24 Feb 2024		25 Feb 2023

DSP 5 year
Vesting date 20%	24 Feb 2023		24 Feb 2022		25 Feb 2021
Vesting date 20%	24 Feb 2024		24 Feb 2023		25 Feb 2022
Vesting date 20%	24 Feb 2025		24 Feb 2024		25 Feb 2023
Vesting date 20%	24 Feb 2026		24 Feb 2025		25 Feb 2024
Vesting date 20%	24 Feb 2027		24 Feb 2026		25 Feb 2025

Expiry date	24 Feb 2032		24 Feb 2031		25 Feb 2030
Equity-settled incentive schemes continued

	Number of shares
	2022	2021	2020
Awards outstanding at beginning of year	2,692,383	2,289,762	1,599,360
Awards granted during the year	793,955	1,185,348	1,176,532
Awards lapsed during the year	(163,697)	(322,814)	(155,575)
Awards exercised during the year	(839,033)	(459,913)	(330,555)
Awards outstanding at end of year	2,483,608	2,692,383	2,289,762
Awards exercisable at end of year	693,211	588,694	183,439

Long Term Incentive Plan (LTIP)

Award date (unexercised awards)	2015
Calculated fair value	R	129.94
Vesting date	3 Mar 2018
Expiry date	3 Mar 2025

	Number of shares
	2022	2021	2020
Awards outstanding at beginning of year	109,229	111,562	229,639
Awards exercised during the year	(46,521)	(2,333)	(118,077)
Awards outstanding and exercisable at end of year	62,708	109,229	111,562